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VIA EDGAR TRANSMISSION

Securities and Exchange Commission	George P. Attisano
100 F Street, N.E.	george.attisano@klgates.com
Washington, DC 20549

March 13, 2015

Re:	John Hancock Funds III (the “Trust”), on behalf of: John Hancock International Growth Fund (the “Fund”) File Nos. 333-125838; 811-21777

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 61 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to become effective on May 12, 2015. The purpose of this filing is to register a new share class, Class NAV, of the Fund, a series of the Trust. The Trust intends to file a post-effective amendment on May 12, 2015 pursuant to Rule 485(b) under the 1933 Act to update the Fund’s prospectus and Statement of Additional Information with financial information derived from the Fund’s audited financial statements for the fiscal year ended February 28, 2015.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

Cc: Ariel Ayanna,
Assistant Secretary of the Trust